PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

	Equipment not	Leasehold	Machinery and	Office
	in service	improvements	equipment	equipment	Total
Cost
Balance, January 1, 2022	$-	$117,115	$4,830,020	$183,269	$5,130,404
Additions, net of returns	1,902,713	-	1,087,414	21,435	3,011,562
Reclassification	(141,702)	-	162,917	(21,215)	-
Effect of changes in foreign exchange rates	54,898	6,544	11,270	(5,586)	67,126
Balance, December 31, 2022	1,815,909	123,659	6,091,621	177,903	8,209,092
Additions	206,378	-	913,731	12,405	1,132,514
Reclassification	(2,016,605)	-	2,016,605	-	-
Effect of changes in foreign exchange rates, net	(5,682)	(883)	(99,377)	4,261	(101,681)
Balance, September 30, 2023	-	122,776	8,922,580	194,569	9,239,925
Accumulated Depreciation
Balance, January 1, 2022	-	29,526	1,930,726	105,918	2,066,170
Depreciation	-	24,079	1,000,085	30,100	1,054,264
Effect on changes in foreign exchange rates	-	2,529	27,727	(12,105)	18,151
Balance, December 31, 2022	-	56,134	2,958,538	123,913	3,138,585
Depreciation for the period	-	18,544	1,178,524	24,022	1,221,090
Balance, September 30, 2023	-	74,678	4,137,062	147,935	4,359,675
Carrying Amounts
At December 31, 2022	$1,815,909	$67,525	$3,133,083	$53,990	$5,070,507
At September 30, 2023	$-	$48,098	$4,785,518	$46,634	$4,880,250